Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ 14,942	$ 2,606	$ (11,332)	$ 4,282	$ 8,509	$ 4,762	$ (9,994)
Foreign currency translation adjustments	15,768	7,307	3,804	5,168	5,591	(5,343)	(1,799)
Comprehensive income (loss)	30,710	9,913	(7,528)	9,450	14,100	(581)	(11,793)
Comprehensive income (loss) attributable to non-controlling interest	199	529	(33)	298	593	(1,536)
Comprehensive income (loss) attributable to Bright Horizons Family Solutions Inc.	30,511	9,384	(7,495)	9,152	13,507	955	(11,793)
Accretion of Class L preference					84,647	72,842	65,962
Comprehensive income (loss) attributable to common shareholders	30,511	(11,583)	(7,495)	(53,909)	(71,140)	(71,887)	(77,756)
Common Stock Class L [Member] | Nonvested [Member]
Accretion of Class L preference		20,299		58,401	79,211	71,568	64,712
Common Stock Class L [Member] | Vested [Member]
Accretion of Class L preference		$ 668		$ 4,660	$ 5,436	$ 1,274	$ 1,251